                                                     USAA LIFE INSURANCE COMPANY
                                                                VARIABLE ANNUITY
================================================================================

                                                                   ANNUAL REPORT

                                                               December 31, 1998



                                                        [USAA LOGO APPEARS HERE]

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

                               TABLE OF CONTENTS
-------------------------------------------------------------------------------

President's Message.......................................................    3

USAA Life Variable Annuity Separate Account......................... A-7 - A-17

Overview of the Variable Annuity Fund Accounts............................  A-8

Independent Auditors' Report..............................................  A-9

Statements of Assets and Liabilities...................................... A-10

Statements of Operations.................................................. A-11

Statements of Changes in Net Assets....................................... A-12

Notes to Financial Statements............................................. A-14

USAA Life Investment Trust......................................... B-19 - B-71

USAA Life Fund Overviews........................................... B-21 - B-38

Independent Auditors' Report.............................................. B-39

Portfolios of Investments.......................................... B-40 - B-59

Notes to Portfolios of Investments........................................ B-60

Statements of Assets and Liabilities...................................... B-62

Statements of Operations.................................................. B-63

Statements of Changes in Net Assets....................................... B-64

Notes to Financial Statements............................................. B-66

Scudder Variable Life Investment Fund (VLIF)
  Capital Growth Portfolio......................................... C-73 - C-94

Letter from the Fund's President.......................................... C-75

Capital Growth Portfolio Management Discussion............................ C-76

Capital Growth Performance Update......................................... C-77

Capital Growth Portfolio Summary.......................................... C-78

Investment Portfolios, Financial Statements, and Financial Highlights
    Capital Growth Portfolio....................................... C-79 - C-87

Notes to Financial Statements............................................. C-88

The Alger American Fund

    Alger American Growth Portfolio............................... D-95 - D-108

Schedule of Investments.................................................. D-100

Financial Highlights..................................................... D-102

Statement of Assets and Liabilities...................................... D-103

Statement of Operations.................................................. D-104

Statement of Changes in Net Assets....................................... D-105

Notes to Financial Statements............................................ D-106

BT Insurance Funds Trust......................................... E-109 - E-172

Equity 500 Index Fund............................................ E-110 - E-125

Small Cap Index Fund............................................. E-126 - E-153

EAFE(R) Equity Index Fund........................................ E-154 - E-172

This report is for the information of USAA Life Variable Annuity contractowners and others who have received a copy of the currently effective Variable Annuity prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.

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

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
-------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

From the desk of Ed Rosane

1998 will be remembered as a highly volatile year for the stock market. With most of the market's 1998 returns being wiped out in late summer, the market bounced back during the fourth quarter, posting one of the best quarters of the decade. The Dow Jones Industrial Average closed at 9181.43 on December 31, an increase of 16.10% over 1997's year-end close.

An overview of historical performance, as well as accumulation unit values, can be found on page A-8 of this Report.

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
-------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Annuitization: Income to Last a Lifetime

One important way to secure your retirement is through annuitization.

Annuitization is a means of guaranteeing an income stream. Some options provide income for life while others can be selected for a specified period of time or dollar amount. Depending on the option you select, annuity income can even continue to your beneficiaries if you die before the end of the guaranteed period. As an owner of a variable annuity, you have the option to annuitize your contract when you decide to access your money. Following are a few of the fixed annuity payout options from which you can choose:

Income Payments for Life

Under this option, you are guaranteed payments for the rest of your life. Although this option offers the highest possible income for a lifetime, there is no beneficiary designated. Therefore, the payments stop upon the death of the Annuitant.

Income Payments for Life with a Certain Period Guaranteed

This option also guarantees payments for the life of the Annuitant. However, unlike option 1, the Annuitant can designate a beneficiary. Upon the death of the Annuitant, the beneficiary will continue to receive payments for the remainder of the contract's guaranteed period.

Joint and Survivor Life Income

Under this option, the Annuitant and a Joint Annuitant are guaranteed payments as long as they live. If either the Annuitant or the Joint Annuitant die, the payments will continue to be made to the survivor for the remainder of his/her life.

Income for a Specified Period

This option guarantees payments for whatever period of time the Annuitant specifies (not to exceed 30 years). If the Annuitant dies before the end of the period, the remaining payments are made to the beneficiary.

Retirement Income:
How Much Will You Need?

For many Americans, the time spent in retirement will be almost as long as the time spent in the work force. Today's retirees are living longer, healthier and more active lives. That's why now, more than ever, it's important to plan ahead to ensure you will have enough income during retirement to do all the things you've always dreamed of doing.

Take a look at the following table - it illustrates the option of Life with In come Guaranteed for 15 years, for three contract values. For example, a male, age 70, has acquired $250,000 in his contract. By annuitizing his contract, he could receive $312,946 over 15 years, with monthly payments of $1,739.
And, the payments would continue beyond 15 years, throughout his lifetime.

        Money Saved By   Monthly Annuity   Total Income Received
            Age 70            Income            After 15 yrs.

           $250,000           $1,739              $312,946
            500,000            3,477               625,892
          1,000,000            6,954             1,251,783

These examples are for illustrative purposes only and are not intended to reflect the performance of the USAA Life Insurance Variable Annuity. They are based on a male annuitizing at the age of 70 and selecting a Life with Income Guaranteed for 15 years option. The monthly fixed annuity income rates are those in effect on 1/25/99 and are subject to change. Once a fixed annuity payout is selected, payment amounts will not change.

As the table above illustrates, when you annuitize with this option, you have the opportunity to get more out of your contract during the distribution phase than you acquired during the accumulation phase.

4   ANNUAL REPORT    1998

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
-------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Comparing
Annuitization Options

Only you can determine which annuitization option is best for you. The table below illustrates the monthly income stream of a few of the fixed annuity payout options for a contract value of $250,000.

Annuitization                             Monthly
    Option                                Payment
-------------------------------------------------
Payments for life                         $2,068
-------------------------------------------------
Payments for 15 years                     $1,969
-------------------------------------------------
Payments guaranteed for the life
 of the Annuitant and Joint Annuitant     $1,600
-------------------------------------------------

This table is for illustrative purposes only and is not intended to reflect the performance of the USAA Life Insurance Variable Annuity. The Payments for Life and Payments for 15 Years options are based on a $250,000 amount for a male, age
70. The Annuitant and Joint Annuitant Payments for Life option is based on a $250,000 amount for a male and female both age 70. Fixed annuity payout rates are for those in effect on January 25, 1999. Annuity payout rates are subject to change. However, once a fixed annuity payout is selected, your payments will not change.

After reviewing the above annuitization examples, you may have a better idea of how your savings for retirement may be converted into retirement income. These examples were designed to help you determine whether the value of your contract will translate into an income stream that meets your needs during retirement.

Looking Forward

At USAA Life, we continually strive to improve our processes to make it easier for you to do business with us. I am pleased to announce that you can now access the following information about your Variable Annuity, 24-hours a day, 7 days a week, through our USAA TouchLine(SM):

 *  Total value of your contract
 *  Value of the fund accounts within your contract
 *  Number of units and unit value of each fund account
 *  Contribution allocation percentage by fund account
 *  Accumulation unit values for all variable fund accounts
 *  Fixed Fund account's new money interest rate and renewal rate
 *  Amount and effective date of your last payment and/or withdrawal

                              Call 1-800-531-5433

To access this information, you will need your USAA number and the unique PIN you use for other USAA Touchline services. If you have not established a unique PIN, it is the last four digits of your Social Security number. To assure the security of your contract, we suggest you change your PIN to a new four-digit number. We hope this service will be valuable to you and encourage you to use it if you have a need to review your contract.

In 1999, we will continue to look for ways to improve our Variable Annuity, to ensure that we are providing you with the value and service you expect from USAA. I encourage you to review this Report and call a USAA Life Account Representative to discuss any questions you may have or to make changes to your investment allocation.

                                1-800-531-2923

                          (In San Antonio, 456-9035)

Sincerely,

/s/ Edwin Rosane
----------------------------
Edwin Rosane, CLU, FLMI
President
USAA Life Insurance Company

                                                        1998   ANNUAL REPORT   5

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

                                                                       USAA LIFE
                                                                VARIABLE ANNUITY
                                                                SEPARATE ACCOUNT
================================================================================

                                                                   ANNUAL REPORT

                                                               December 31, 1998




                                                        [USAA LOGO APPEARS HERE]

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                                  AN OVERVIEW


                                          Fund Accounts                                          December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     AUV Average     AUV Average      AUV Average
                                                                     Accumulation       Annual          Annual           Annual
                                                       Inception      Unit Value     Total Return    Total Return     Total Return
Fund Account                  Objective                   Date           (AUV)         One Year       Three Year     Since Inception

------------------------------------------------------------------------------------------------------------------------------------

                 Seeks the highest level of current
USAA Life        income consistent with preservation of
Money Market     capital and maintenance of liquidity     2/6/95        $ 1.18            4.32%           4.11%            4.20%

USAA Life        Seeks maximum current income without
Income           undue risk to principal                  2/6/95        $14.09            8.19%           5.83%            9.10%

USAA Life
Growth and       Seeks capital growth and current         2/6/95        $20.47            6.02%          17.52%           20.08%
Income           income

USAA Life
World Growth/1/  Seeks long-term capital appreciation     2/6/95        $17.86           10.50%          14.24%           15.95%

USAA Life        Seeks long-term capital growth,
Diversified      consistent with preservation of
Assets           capital and balanced by current income   2/6/95        $17.97            8.69%          13.55%           16.14%

USAA Life
Aggressive
Growth            Appreciation of capital                 5/1/97        $13.99           19.16%             --            22.26%

USAA Life        Capital appreciation with current
International/1/ income as a secondary objective          5/1/97        $10.42            2.91%             --             2.43%

Scudder VLIF
Capital Growth   Seeks to maximize long-term
Portfolio        capital growth                           2/6/95        $24.45           22.20%          24.82%           25.68%

Alger American   Seeks long-term capital
Growth Portfolio appreciation                             2/6/95        $26.81           46.83%          26.87%           28.68%

                 Seeks to match as closely as
                 possible the performance of the
                 Morgan Stanley Capital International
                 Europe Australia Far East (EAFE)
BE EAFE (R)      Index before the deduction of Fund
Equity Index/1/  expenses                                 5/1/98        $10.39              --              --             3.78%/2/

                 Seeks to match as closely as
                 possible the performance of the
                 Russell 2000 (R) Mark Small
BT Small         Stock Index before the deduction
Cap Index        of Fund expenses                         5/1/98        $ 8.83              --              --           -11.83%/2/

                 Seeks to match as closely as
                 possible the performance of the
BT Equity        S&P 500 (R) Mark Index/3/, before
500 Index        the deduction of Fund expenses           5/1/98        $11.00              --              --             9.94%/2/
----------------------

/1/ Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability, which are discussed in the Variable Annuity prospectus.

/2/ Total returns for periods of less than one year are not annualized. These returns are cumulative.

/3/ The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission which includes the deduction of all contract charges. . The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future results. . An investment in the USAA Life Money Market Fund is not insured or guaranteed by the F. D. I. C. or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

A-8   ANNUAL REPORT   1998

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors of USAA Life Insurance Company and
Contractowners of the Separate Account of USAA Life Insurance Company:

We have audited the accompanying statements of assets and liabilities as of December 31, 1998, the related statements of operations for the year ended December 31, 1998, the statements of changes in net assets for each of the years or periods in the two-year period ended December 31, 1998, and the unit value information presented in note 6 for each of the years or periods in the four-year period ended December 31, 1998, for the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets
Fund Account, USAA Life Aggressive Growth Fund Account, USAA Life
International Fund Account, the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund
(Scudder VLIF Capital Growth Portfolio Fund Account), and the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American
Growth Portfolio Fund Account); the statements of assets and liabilities as of December 31, 1998, the related statements of operations, statements of changes in net assets, and the unit value information presented in note 6, for the period May 1, 1998 (commencement of operations) through December 31, 1998, for the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE (R) Mark Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account and BT EAFE (R) Equity Index Fund Account), available within the Separate Account of USAA Life Insurance Company. These financial statements and the unit value information are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the unit value information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation for the Scudder, Alger, and BT Insurance Funds Trust Funds' portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the unit value information referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts of the Separate Account of USAA Life Insurance Company as of December 31, 1998, the results of their operations for the year or period ended December 31, 1998, the changes in their net assets for each of the years or periods in the two-year period ended December 31, 1998, and the unit value information for each of the years or periods in the four-year period then ended, as described in the first paragraph above, in conformity with generally accepted accounting principles.

                                        /s/ KPMG LLP
                                        ---------------------------
                                        KPMG LLP

San Antonio, Texas
February 5, 1999

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                     STATEMENTS OF ASSETS AND LIABILITIES

VARIABLE FUND ACCOUNTS  (In Thousands, except Per Unit Data)  December 31, 1998

                                                                                                             Investment at
                                                                  Fund Shares               Cost              Market Vlaue
                                                                  -----------         --------------         --------------
Assets
  Investments at market value:
    USAA Life Money Market Fund                                   22,110              $    22,110              $ 22,110
    USAA Life Income Fund                                          1,664                   18,924                18,119
    USAA Life Growth and Income Fund                               4,171                   71,258                75,710
    USAA Life World Growth Fund                                    1,329                   18,132                19,096
    USAA Life Diversified Assets Fund                              2,199                   31,298                33,141
    USAA Life Aggressive Growth Fund                                 320                    3,870                 4,442
    USAA Life International Fund                                     155                    1,677                 1,596
    Scudder VLIF Capital Growth Portfolio - Class A shares         1,575                   30,599                37,720
    Alger American Growth Portfolio                                1,037                   39,992                55,172
    BT Equity 500 Index Fund                                         982                   11,323                12,500
    BT Small Cap Index Fund                                          225                    2,290                 2,267
    BT EAFE(R) Equity Index Fund                                      51                      538                   566
                                                                                      -----------              --------
              Total investments                                                       $   252,011               282,439
  Other assets:

        Receivable from USAA Life Insurance Company                                                                   1
                                                                                                               --------
              Total assets                                                                                      282,440

Liabilities
        Payable to USAA Life Insurance Company                                                                        1
                                                                                                               --------
                   Net assets                                                                                  $282,439
                                                                                                               ========

                                                               Fund Account         Accumulation
                                                                  Units              Unit Value          Annuity Reserves
                                                               -------------        ------------         ----------------
Net assets
  Deferred annuity contracts in the accumulation period:
    USAA Life Money Market Fund Account                           18,760              $ 1.178565               $22,110
    USAA Life Income Fund Account                                  1,280               14.089499                18,034
    USAA Life Growth and Income Fund Account                       3,697               20.468785                75,682
    USAA Life World Growth Fund Account                            1,066               17.860722                19,046
    USAA Life Diversified Assets Fund Account                      1,841               17.974654                33,087
    USAA Life Aggressive Growth Fund Account                         317               13.993064                 4,442
    USAA Life International Fund Account                             153               10.417977                 1,596
    Scudder VLIF Capital Growth Portfolio Fund Account             1,543               24.448446                37,720
    Alger American Growth Portfolio Fund Account                   2,053               26.806157                55,026
    BT Equity 500 Index Fund Account                               1,136               11.003536                12,500
    BT Small Cap Index Fund Account                                  257                8.825971                 2,267
    BT EAFE(R) Equity Index Fund Account                              55               10.386978                   566
                                                                                                              ---------

              Net assets attributable to contractowners'
               deferred annuity reserves                                                                       282,076
  Annuity contracts in the annuity period:
    USAA Life Income Fund Account                                      6               14.089499                    85
    USAA Life Growth and Income Fund Account                           1               20.468785                    28
    USAA Life World Growth Fund Account                                3               17.860722                    50
    USAA Life Diversified Assets Fund Account                          3               17.974654                    54
    Alger American Growth Portfolio Fund Account                       5               26.806157                   146
                                                                                                              ---------
              Net assets attributable to contractowners'
               annuity payment reserves                                                                            363
                                                                                                              ---------
                   Net assets                                                                                 $282,439
                                                                                                              =========

See accompanying Notes to Financial Statements on page A-14.

A-10  ANNUAL REPORT  1998

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS

VARIABLE FUND ACCOUNTS (In Thousands)               Year Ended December 31, 1998

                                                                                                       Scudder VLIF     Alger
                         USAA Life           USAA Life  USAA Life  USAA Life   USAA Life                 Capital       American
                          Money    USAA Life  Growth      World   Diversified  Agressive  USAA Life      Growth         Growth
                          Market    Income   and Income  Growth     Assets      Growth   International  Portfolio      Portfolio
                           Fund     Fund       Fund       Fund       Fund        Fund       Fund          Fund           Fund
                          Account  Account   Account     Account    Account    Account     Account       Account        Account
                          -------  -------   -------     -------    -------    -------     -------       -------        -------
NET INVESTMENT INCOME:
  Income dividends and
    capital gains
    distributions           $943   $1,619    $ 4,318     $  651     $1,672      $ 44        $ 17         $1,583         $ 6,142
                            ----   ------     ------     ------     ------      ----        ----         ------         -------
  Expenses
    Mortality and
      expense risk
      charge                 119       78        474        127        191        23          11            201             265
    Administrative charge     18       12         73         20         29         3           2             31              41
                            ----   ------     ------     ------     ------      ----        ----         ------         -------
       Total expenses        137       90        547        147        220        26          13            232             306
                            ----   ------     ------     ------     ------      ----        ----         ------         -------
         Net investment
           income            806    1,529      3,771        504      1,452        18           4          1,351           5,836
                            ----   ------     ------     ------     ------      ----        ----         ------         -------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)     -      221      1,971        433        485        28         (12)           826           1,010
  Change in net unrealized
    appreciation/
    depreciation               -     (809)    (2,428)       784        323       765          33          3,581           9,335
                            ----   ------     ------     ------     ------      ----        ----         ------         -------
       Net realized and
         unrealized gain
         (loss) on
         investments           -     (588)      (457)     1,217        808       793          21          4,407          10,345
                            ----   ------     ------     ------     ------      ----        ----         ------         -------
Increase (decrease) in net
  assets resulting from
  operations                $806   $  941     $3,314     $1,721     $2,260      $811        $ 25         $5,758         $16,181
                            ====   ======     ======     ======     ======      ====        ====         ======         =======


                                          BT             BT              BT
                                      Equity 500      Small Cap      EAFE(R) Equity
                                        Index          Index            Index
                                     Fund Account*   Fund Account*   Fund Account*
NET INVESTMENT INCOME:
  Income dividends and capital
    gains distributions                 $  335          $  45             $ 8
                                        ------          -----             ---
  Expenses
    Mortality and expense
      risk charge                           29              7               2
    Administrative charge                    5              1               -
                                        ------          -----             ---
      Total expenses                        34              8               2
                                        ------          -----             ---
        Net investment
          income                           301             37               6
                                        ------          -----             ---
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                 (30)          (113)             (5)
  Change in net unrealized
    appreciation/depreciation            1,177            (23)             28
                                        ------          -----             ---
      Net realized and
        unrealized gain (loss)
        on investments                   1,147           (136)             23
                                        ------          -----             ---
Increase (decrease) in net
  assets resulting from
  operations                            $1,448          $ (99)            $29
                                        ======          =====             ===

* Variable fund accounts commenced operations on May 1, 1998.
  See accompanying Notes to Financial Statements on page A-14.

                                                       1998  ANNUAL REPORT  A-11

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

VARIABLE FUND ACCOUNTS (In Thousands)                  Years Ended December 31,

                                          USAA Life             USAA Life             USAA Life                   USAA Life
                                         Money Market            Income            Growth and Income             World Growth
                                         Fund Account          Fund Account           Fund Account               Fund Account
                                  ------------------------- -------------------  -----------------------   -------------------------
                                     1998         1997         1998      1997        1998        1997          1998         1997
                                  ---------    -----------  ---------  --------  -----------   ---------   ----------   ------------
Increase in net assets
From operations:
  Net investment income (loss)    $    806      $    599    $  1,529   $   391    $ 3,771      $ 2,834      $   504       $ 1,378
  Net realized gain (loss)
   on investments                        -             -         221        (1)     1,971        1,125          433           332
  Change in net unrealized
   appreciation/depreciation             -             -        (809)      150     (2,428)       5,197          784          (217)
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets resulting
   from operations                     806           599         941       540      3,314        9,156        1,721         1,493
                                  --------      --------    --------   -------    -------      -------      -------       -------
From contract transactions:
  Units issued                      31,473        60,064      13,695     3,968     17,854       33,823        2,249         9,018
  Units redeemed                   (25,299)      (56,776)     (3,597)   (2,501)    (8,064)      (3,790)      (3,766)       (1,567)
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets from contract
   transactions                      6,174         3,288      10,098     1,467      9,790       30,033       (1,517)        7,451
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Net increase in net assets         6,980         3,887      11,039     2,007     13,104       39,189          204         8,944
Net assets:
  Beginning of period               15,130        11,243       7,080     5,073     62,606       23,417       18,892         9,948
                                  --------      --------    --------   -------    -------      -------      -------       -------
  End of period                   $ 22,110      $ 15,130    $ 18,119   $ 7,080    $75,710      $62,606      $19,096       $18,892
                                  ========      ========    ========   =======    =======      =======      =======       =======
Units issued and redeemed:
  Beginning balance                 13,416        10,383         544       430      3,246        1,518        1,171           695
  Units issued                      60,600        58,727       1,121       348      1,317        1,980          215           594
  Units redeemed                   (55,256)      (55,694)       (379)     (234)      (865)        (252)        (317)         (118)
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Ending balance                    18,760        13,416       1,286       544      3,698        3,246        1,069         1,171
                                  ========      ========    ========   =======    =======      =======      =======       =======

                                  Scudder VLIF Capital           Alger American      BT Equity     BT Small     BT EAFE(R)
                                    Growth Portfolio            Growth Portfolio     500 Index    Cap Index    Equity Index
                                 Portfolio Fund Account           Fund Account     Fund Account  Fund Account  Fund Account
                               ---------------------------  ---------------------- ------------  ------------  -------------
                                   1998           1997         1998        1997       1998**        1998**        1998**
                               ----------      -----------  ----------   --------- ------------  ------------  -------------
Increase in net assets
From operations:
  Net investment income (loss)  $ 1,351         $   821      $ 5,836      $   (72)   $   301        $   37         $  6
  Net realized gain (loss)
    on investments                  826             464        1,010        1,524        (30)         (113)          (5)
  Change in net unrealized
    appreciation/depreciation     3,581           2,765        9,335        4,490      1,177           (23)          28
                                -------         -------      -------      -------    -------        ------         ----
  Increase (decrease) in net
    assets resulting from
    operations                    5,758           4,050       16,181        5,942      1,448           (99)          29
                                -------         -------      -------      -------    -------        ------         ----
From contract transactions:
  Units issued                   12,666          11,094       11,212        9,279     12,072         2,915          610
  Units redeemed                 (3,188)         (2,926)      (3,762)      (7,848)    (1,020)         (549)         (73)
                                -------         -------      -------      -------    -------        ------         ----
  Increase (decrease) in net
    assets from contract
    transactions                  9,478           8,168        7,450        1,431     11,052         2,366          537
                                -------         -------      -------      -------    -------        ------         ----
  Net increase in net assets     15,236          12,218       23,631        7,373     12,500         2,267          566
Net assets:
  Beginning of period            22,484          10,266       31,541       24,168          -             -            -
                                -------         -------      -------      -------    -------        ------         ----
  End of period                 $37,720         $22,484      $55,172      $31,541    $12,500        $2,267         $566
                                =======         =======      =======      =======    =======        ======         ====
Units issued and redeemed:
  Beginning balance               1,125             689        1,730        1,648          -             -            -
  Units issued                      686             626          607          592      1,267           338           63
  Units redeemed                   (268)           (190)        (279)        (510)      (131)          (81)          (8)
                                -------         -------      -------      -------    -------        ------         ----
  Ending balance                  1,543           1,125        2,058        1,730      1,136           257           55
                                =======         =======      =======      =======    =======        ======         ====

A-12  ANNUAL REPORT  1998

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

VARIABLE FUND ACCOUNTS (In Thousands)                   Years Ended December 31,


   USAA Life Diversified        USAA Life Aggressive      USAA Life International
    Assets Fund Account         Growth Fund Account           Fund Account
---------------------------     ---------------------     ------------------------
  1998            1997            1998        1997*         1998          1997*
---------     -------------     ---------  ----------     ---------    -----------


$ 1,452          $ 1,346         $    18     $  13         $    4        $   13

    485              249              28       115            (12)           11

    323            1,327             765      (193)            33          (114)
-------          -------         -------    ------         ------        ------

  2,260            2,922             811       (65)            25           (90)
-------          -------         -------    ------         ------        ------

 10,280           12,395           3,295     3,066            767         1,912
 (2,589)          (1,802)         (1,984)     (681)          (740)         (278)
-------          -------         -------    ------         ------        ------


  7,691           10,593           1,311     2,385             27         1,634
-------          -------         -------    ------         ------        ------
  9,951           13,515           2,122     2,320             52         1,544

 23,190            9,675           2,320         -          1,544             -
-------          -------         -------    ------         ------        ------
$33,141          $23,190         $ 4,442    $2,320         $1,596        $1,544
=======          =======         =======    ======         ======        ======

  1,404              699             198         -            153             -
    748              846             306       259             79           180
   (308)            (141)           (187)      (61)           (79)          (27)
-------          -------         -------    ------         ------        ------
  1,844            1,404             317       198            153           153
=======          =======         =======    ======         ======        ======

 *  Variable fund accounts commenced operations May 1, 1997.
**  Variable fund accounts commenced operations May 1, 1998.

    See accompanying Notes to Financial Statements on page A-14.

                                                       1998  ANNUAL REPORT  A-13

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                               December 31, 1998

1) ORGANIZATION
The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA).

The Separate Account is divided into twelve variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-8 in this report. Units of the Separate Account are sold only in connection with the Variable Annuity Contract.

The fund accounts available within the Separate Account include: the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account and BT EAFE(R) Equity Index Fund Account), available within the Separate Account of USAA Life Insurance Company.

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES
Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS
The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX
Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) RELATED PARTY TRANSACTIONS
During the year ended December 31, 1998, advisory and administrative fees of $1.1 million were paid or payable to USAA Investment Management Company (USAA
IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on estimated time incurred to provide such services.

A-14  ANNUAL REPORT  1998

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                        NOTES TO FINANCIAL STATEMENTS

        (Continued)                                            December 31, 1998


4) EXPENSES
A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contractowner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase. For the year ended December 31, 1998, contract maintenance charges totaled approximately $178,000 and such charges have been classified as contract redemptions.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

5) YEAR 2000 (unaudited)
Like other companies, the Separate Account could be adversely affected if the computer systems used by its service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. USAA Life is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Separate Account's service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account from this problem.

                                                       1998  ANNUAL REPORT  A-15

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                        Notes To Financial Statements

        (Continued)                                            December 31, 1998

6) Unit Values

    A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each period is as follows:



                                        USAA Life Money Market Fund Account            USAA Life Income Fund Account
                                              Year Ended December 31,                      Year Ended December 31,
                                 1998         1997        1996        1995 (a)     1998          1997         1996        1995 (a)
                               -------      -------     --------     --------    ----------    -----------  ---------   -----------
At end of period:
 Accumulation units (000)       18,760       13,416       10,383        5,478         1,280            545         430           89
 Annuity units (000)                 -            -            -            -             6              -           -            -
 Accumulation unit value     $1.178565   $ 1.127755    $1.082816    $1.040729    $14.089499     $13.002940  $11.785992   $11.848795
 Net assets (000)            $  22,110   $   15,130    $  11,243    $   5,702    $   18,119     $    7,080  $    5,073   $    1,051
Ratio of expenses to
 average net assets            1.10%(d)     1.50%(d)     1.50%(d)  1.50%(d)(e)      1.10%(d)       1.50%(d)    1.50%(d)  1.50%(d)(e)
Ratio of expenses to
 average net assets,
 excluding reimbursements      1.55%        1.85%        2.39%     3.44%(e)         1.30%          1.67%       1.80%     1.80%(e)




                                                                                     USAA Life Aggressive   USAA Life International
                                                                                     Growth Fund Account         Fund Account
                                                                                  Year Ended  Period Ended Year Ended  Period Ended
                                  USAA Life Diversified Assets Fund Account         December    December    December     December
                                             Year Ended December 31,                    31,        31,         31,          31,
                                  1998         1997        1996        1995 (a)        1998      1997 (b)     1996        1995 (b)
                                -------      -------     --------     --------       -------    --------    ---------   ----------
At end of period:
 Accumulation units (000)         1,841        1,401          696           86           317         197          153          153
 Annuity units (000)                  3            3            3            -             -           -            -            -
 Accumulation unit value     $17.974654   $16.518656   $13.844197   $12.243941    $13.993064  $11.735078   $10.417977   $10.113861
 Net assets (000)            $   33,141   $   23,190   $    9,675   $    1,047    $    4,442  $    2,320   $    1,596   $    1,544
Ratio of expenses to
 average net assets             1.10%(d)     1.50%(d)     1.50%(d)  1.50%(d)(e)      1.45%(d) 1.85%(d)(e)     1.85%(d)  2.25%(d)(e)
Ratio of expenses to
 average net assets,
 excluding reimbursements       1.20%        1.57%        1.76%     1.79%(e)         1.59%    2.00%(e)        2.10%     2.39%(e)


                              BT Equity 500          BT Small Cap         BT EAFE(R) Equity
                            Index Fund Account     Index Fund Account    Index Fund Account
                               Period Ended          Period Ended            Period Ended
                               December 31,           December 31,           December 31,
                                 1998 (c)               1998 (c)               1998 (c)
                                ----------            ----------              ---------
At end of period:
 Accumulation units (000)            1,136                   257                     55
 Annuity units (000)                     -                     -                      -
 Accumulation unit value        $11.003536            $ 8.825971             $10.386978
 Net assets (000)               $   12,500            $    2,267             $      566
Ratio of expenses to
 average net assets                   1.05%(d)(e)           1.20%(d)(e)            1.40%(d)(e)
Ratio of expenses to
  average net assets,
  excluding reimbursements            1.94%(e)              2.33%(e)               2.41%(e)


A-16   Annual Report  1998

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

        (Continued)                                            December 31, 1998


  USAA Life Growth and Income Fund Account              USAA Life World Growth Fund Account
        Year Ended December 31,                               Year Ended December 31,
  1998          1997        1996          1995(a)             1998          1997        1996            1995(a)
-------        ------      ------        --------            -----         -----       -----           --------
     3,697          3,242       1,515           205             1,066           1,168         692             161
         1              4           3             -                 3               3           3               -
$20.468785     $19.287258  $15.432048    $12.579981        $17.860722      $16.144375  $14.314911      $11.947438
$   75,710     $   62,606  $   23,417    $    2,574        $   19,096      $   18,892  $    9,948      $    1,924

      1.10%(d)       1.49%       1.50%(d)      1.50%(d)(e)       1.40%(d)        1.74%       1.80%(d)        1.80%(d)(e)

      1.12%            NA        1.68%         1.81%(e)          1.41%             NA        1.97%           2.02%(e)

     Scudder VLIF Capital Growth Portfolio Fund Account     Alger American Growth Portfolio Fund Account
                 Year Ended December 31,                               Year Ended December 31,
        1998          1997       1996        1995 (a)           1998       1997       1996     1995 (a)
     ----------     --------    --------    ----------        ---------   -------    -------  -----------
         1,543         1,125         689           93             2,053       1,722       1,639         630
             -             -           -            -                 5           8           9           -
    $24.448446    $19.989715  $14.894774   $12.543192        $26.806157  $18.239579  $14.672583  $13.095503
    $   37,720    $   22,484  $   10,266   $    1,165        $   55,172  $   31,541  $   24,168  $    8,245

          1.26%         1.66%       1.68%        1.72%(e)          1.54%       1.94%       1.94%       2.00%(e)

            NA            NA          NA           NA                NA          NA          NA          NA


(a) Variable fund accounts commenced operations February 6, 1995 with an initial accumulation unit value of $10.00 per unit, except for USAA Life Money Market Fund Account which commenced operations with an initial accumulation value of $1.00 per unit.

(b) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.

(c) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.

(d) The information is based on actual expenses to the contractowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life.

(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                                                       1998  ANNUAL REPORT  A-17

                      THIS PAGE LEFT BLANK INTENTIONALLY

                          USAA LIFE INSURANCE COMPANY


                     To discuss your investment strategy,
                the Variable Annuity's features or performance,
                   call an Account Representative toll free
                     Monday--Friday 7:15 a.m. to 8:00 p.m.

                                1-800-531-2923
                           (456-9035 in San Antonio)
                     -------------------------------------

               If you wish to discuss your particular contract, transfer money from one fund account to another or select a payout option call a Service Representative toll free,
                        Monday--Friday 8 a.m. to 5 p.m.

                                1-800-531-4265
                     -------------------------------------



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Copyright(C) 1999, USAA. All rights reserved.                         26946-0299